Submission	Apr. 14, 2026
Submission [Line Items]
Central Index Key	0002111038
Registrant Name	Disciplined Growth Acquisition Corporation
Registration File Number	333-295097
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A